United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/2019

Date of Reporting Period: Quarter ended 09/30/2018

Item 1.	Schedule of Investments

Federated Bank Loan Core Fund
Portfolio of Investments
September 30, 2018 (unaudited)
Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—96.9%
		Aerospace/Defense—1.4%
$2,136,260		Engility Corp., Term Loan—1st Lien, 4.99%, (3-month USLIBOR +2.750%), 8/12/2023	$2,145,606
7,813,648		TransDigm, Inc., Term Loan—1st Lien, 4.74%, (3-month USLIBOR +2.500%), 6/9/2023	7,851,115
3,776,911		TransDigm, Inc., Term Loan—1st Lien, 4.74%, (3-month USLIBOR +2.500%), 5/30/2025	3,791,981
		TOTAL	13,788,702
		Automotive—3.2%
10,000,000		Altra Industrial Motion Corp., Term Loan—1st Lien, 4.40%, (3-month USLIBOR +2.000%), 9/26/2025	10,039,050
1,741,935		American Axle & Manufacturing, Inc., Term Loan—1st Lien, 4.47%, (3-month USLIBOR +2.250%), 4/6/2024	1,744,766
1,183,065		American Axle & Manufacturing, Inc., Term Loan—1st Lien, 4.45%, (3-month USLIBOR +2.250%), 4/6/2024	1,184,987
2,487,500		Autodata, Inc., Term Loan—1st Lien, 5.49%, (3-month USLIBOR +3.250%), 12/14/2024	2,503,047
2,500,000		Autodata, Inc., Term Loan—2nd Lien, 9.49%, (3-month USLIBOR +7.250%), 12/14/2025	2,528,125
3,970,050		Dexko Global, Inc., Term Loan—1st Lien, 5.73%, (3-month USLIBOR +3.500%), 7/24/2024	4,002,307
4,000,000		Dragon Merger Sub LLC, Term Loan—2nd Lien, 10.64%, (3-month USLIBOR +8.250%), 7/24/2025	4,080,000
2,000,000		Goodyear Tire & Rubber Co., Term Loan—2nd Lien, 4.15%, (3-month USLIBOR +2.000%), 3/7/2025	2,005,320
4,090,282		TI Group Auto Systems LLC, Term Loan—1st Lien, 4.74%, (3-month USLIBOR +2.750%), 6/30/2022	4,109,199
		TOTAL	32,196,801
		Building Materials—1.8%
1,970,000		Abc Supply Co., Inc., Term Loan—1st Lien, 4.24%, (3-month USLIBOR +2.000%), 10/31/2023	1,966,858
930,233		CD&R Waterworks Merger Subsidiary LLC, Term Loan—1st Lien, 5.32%, (3-month USLIBOR +3.000%), 8/1/2024	934,884
1,054,767		CD&R Waterworks Merger Subsidiary LLC, Term Loan—1st Lien, 5.31%, (3-month USLIBOR +3.000%), 8/1/2024	1,060,041
1,870,013		HD Supply, Inc., Term Loan—1st Lien, 4.49%, (3-month USLIBOR +2.250%), 8/13/2021	1,888,722
1,965,150		HD Supply, Inc., Term Loan—1st Lien, 4.74%, (3-month USLIBOR +2.500%), 10/17/2023	1,988,486
1,985,000		Jeld-Wen, Inc., Term Loan—1st Lien, 4.39%, (3-month USLIBOR +2.000%), 12/14/2024	1,993,268
3,980,000		NCI Building System, Inc., Term Loan—1st Lien, 4.24%, (3-month USLIBOR +2.000%), 2/8/2025	3,987,482
3,990,000		Pisces Midco, Inc., Term Loan—1st Lien, 6.09%, (3-month USLIBOR +3.750%), 4/12/2025	4,029,900
		TOTAL	17,849,641
		Cable Satellite—5.7%
3,949,950		Altice Financing SA, Term Loan—1st Lien, 4.91%, (3-month USLIBOR +2.750%), 7/15/2025	3,882,800
10,025		Altice Financing SA, Term Loan—1st Lien, 4.91%, (3-month USLIBOR +2.750%), 7/15/2025	9,855
6,314,648		Altice US Finance I Corp., Term Loan—1st Lien, 4.49%, (3-month USLIBOR +2.250%), 7/28/2025	6,321,752
5,955,000		Charter Communications Operating LLC, Term Loan—1st Lien, 4.25%, (3-month USLIBOR +2.000%), 4/30/2025	5,970,572
1,944,141		CSC Holdings LLC, Term Loan—1st Lien, 4.41%, (3-month USLIBOR +2.250%), 7/17/2025	1,947,378
1,496,250		CSC Holdings LLC, Term Loan—1st Lien, 4.66%, (3-month USLIBOR +2.500%), 1/25/2026	1,504,046
2,420,407		Intelsat Jackson Holdings S.A., Term Loan—1st Lien, 5.98%, (3-month USLIBOR +3.750%), 11/27/2023	2,432,836
1,000,000		Intelsat Jackson Holdings S.A., Term Loan—1st Lien, 6.73%, (3-month USLIBOR +4.500%), 1/2/2024	1,053,755
3,972,487		SFR Group SA, Term Loan—1st Lien, 5.85%, (3-month USLIBOR +3.000%), 1/31/2026	3,933,835
12,065,000		Telenet Financing USD LLC, Term Loan—1st Lien, 4.41%, (3-month USLIBOR +2.250%), 8/15/2026	12,030,132
4,000,000		Unitymedia Finance LLC, Term Loan—1st Lien, 4.16%, (3-month USLIBOR +2.000%), 6/1/2023	4,007,760
6,000,000		Unitymedia Finance LLC, Term Loan—1st Lien, 4.41%, (3-month USLIBOR +2.250%), 1/15/2026	6,011,640
4,000,000		Unitymedia Finance LLC, Term Loan—1st Lien, 4.41%, (3-month USLIBOR +2.250%), 9/30/2025	4,008,260
3,500,000		Virgin Media Bristol LLC, Term Loan—1st Lien, 4.66%, (3-month USLIBOR +2.500%), 1/15/2026	3,509,748
		TOTAL	56,624,369
		Chemicals—3.2%
3,988,325		Alpha 3 BV, Term Loan—1st Lien, 5.39%, (3-month USLIBOR +3.000%), 1/31/2024	4,017,241
892,992		Alpha 3 BV, Term Loan—1st Lien, 5.39%, (3-month USLIBOR +3.000%), 1/31/2024	899,466
2,917,838		Axalta Coating Systems US Holdings, Inc., Term Loan—1st Lien, 4.14%, (3-month USLIBOR +1.750%), 6/1/2024	2,927,291

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Chemicals—continued
$2,901,279		H.B Fuller Co., Term Loan—1st Lien, 4.17%, (3-month USLIBOR +2.000%), 10/20/2024	$2,902,381
2,147,960		MacDermid, Inc., Term Loan—1st Lien, 4.74%, (3-month USLIBOR +2.500%), 6/7/2020	2,159,656
678,895		MacDermid, Inc., Term Loan—1st Lien, 5.24%, (3-month USLIBOR +3.000%), 6/7/2023	684,096
4,612,500		Oxea Corp., Term Loan—1st Lien, 5.63%, (3-month USLIBOR +3.500%), 10/12/2024	4,650,000
3,500,000		Polar US Borrower LLC, Term Loan—1st Lien, 7.15%, (3-month USLIBOR +4.750%), 8/21/2025	3,521,875
2,655,628		PQ Corp., Term Loan—1st Lien, 4.74%, (3-month USLIBOR +2.500%), 2/8/2025	2,661,855
4,000,000		Starfruit US Holdco LLC, Term Loan—1st Lien, 5.65%, (3-month USLIBOR +3.250%), 9/20/2025	4,021,660
980,000		Versum Materials, Inc., Term Loan—1st Lien, 4.39%, (3-month USLIBOR +2.000%), 9/29/2023	985,973
1,105,263		WR Grace & Co-Conn, Term Loan—1st Lien, 4.14%, (3-month USLIBOR +1.750%), 4/3/2025	1,111,138
1,894,737		WR Grace & Co-Conn, Term Loan—1st Lien, 4.14%, (3-month USLIBOR +2.000%), 4/3/2025	1,904,807
		TOTAL	32,447,439
		Consumer Cyclical Services—2.1%
4,443,750		Constellis Holdings LLC, Term Loan—1st Lien, 7.39%, (3-month USLIBOR +5.000%), 4/21/2024	4,410,422
3,000,000		Constellis Holdings LLC, Term Loan—2nd Lien, 11.39%, (3-month USLIBOR +9.000%), 4/21/2025	2,940,000
3,374,465		Garda World Security Corp., Term Loan—1st Lien, 5.83%, (3-month USLIBOR +3.500%), 5/26/2024	3,392,716
8,565		Garda World Security Corp., Term Loan—1st Lien, 7.50%, (USPrime +2.500%), 5/26/2024	8,633
1,559,394		ServiceMaster Co. LLC, Term Loan—1st Lien, 4.74%, (3-month USLIBOR +2.500%), 11/8/2023	1,574,988
5,829,085		USAGM HoldCo LLC, Term Loan—1st Lien, 6.14%, (3-month USLIBOR +3.750%), 7/28/2022	5,752,578
3,000,000		USAGM HoldCo LLC, Term Loan—2nd Lien, 10.79%, (3-month USLIBOR +8.500%), 7/28/2023	2,980,785
		TOTAL	21,060,122
		Consumer Products—1.6%
6,498,995		Diamond BC BV, Term Loan—1st Lien, 5.24%, (3-month USLIBOR +3.000%), 9/6/2024	6,394,751
1,500,000		Energizer Holdings, Inc., Term Loan—1st Lien, 4.90%, (3-month USLIBOR +2.500%), 6/21/2025	1,508,445
924,660		Prestige Brands, Inc., Term Loan—1st Lien, 4.24%, (3-month USLIBOR +2.000%), 1/26/2024	926,006
1,528,306		Serta Simmons Bedding LLC, Term Loan—1st Lien, 5.60%, (3-month USLIBOR +3.500%), 11/8/2023	1,387,900
434,251		Serta Simmons Bedding LLC, Term Loan—1st Lien, 5.63%, (3-month USLIBOR +3.500%), 11/8/2023	394,356
2,746,667		Serta Simmons Bedding LLC, Term Loan—2nd Lien, 10.13%, (3-month USLIBOR +8.000%), 11/8/2024	2,153,387
1,551,557		SRAM LLC, Term Loan—1st Lien, 4.95%, (3-month USLIBOR +2.750%), 3/15/2024	1,562,713
1,484,098		SRAM LLC, Term Loan—1st Lien, 5.01%, (3-month USLIBOR +2.750%), 3/15/2024	1,494,769
59,066		SRAM LLC, Term Loan—1st Lien, 7.00%, (USPrime +1.750%), 3/15/2024	59,491
		TOTAL	15,881,818
		Diversified Manufacturing—2.0%
4,813,801		Dynacast International LLC, Term Loan—1st Lien, 5.64%, (3-month USLIBOR +3.250%), 1/28/2022	4,833,369
1,619,048		Dynacast International LLC, Term Loan—2nd Lien, 10.89%, (3-month USLIBOR +8.500%), 1/30/2023	1,602,857
380,952		Dynacast International LLC, Term Loan—2nd Lien, 10.89%, (3-month USLIBOR +8.500%), 1/30/2023	377,143
744,514		Entegris, Inc., Term Loan—1st Lien, 4.49%, (3-month USLIBOR +2.250%), 4/30/2021	747,771
2,229,341		Gardner Denver, Inc., Term Loan—1st Lien, 4.99%, (3-month USLIBOR +2.750%), 7/30/2024	2,243,911
3,446,554		Gates Global LLC, Term Loan—1st Lien, 4.99%, (3-month USLIBOR +3.000%), 3/31/2024	3,471,869
6,967,494		Titan Acquisition Ltd., Term Loan—1st Lien, 5.24%, (3-month USLIBOR +3.000%), 3/28/2025	6,783,517
		TOTAL	20,060,437
		Environmental—0.1%
832,991		Wrangler Buyer Corp., Term Loan—1st Lien, 4.99%, (3-month USLIBOR +2.750%), 9/28/2024	838,980
159,509		Wrangler Buyer Corp., Term Loan—1st Lien, 4.99%, (3-month USLIBOR +2.750%), 9/28/2024	160,656
		TOTAL	999,636
		Finance Companies—0.8%
4,960,044		Avolon Holdings Ltd., Term Loan—1st Lien, 4.17%, (3-month USLIBOR +2.000%), 1/15/2025	4,981,273
2,487,500		GreenSky Holdings LLC, Term Loan—1st Lien, 5.50%, (3-month USLIBOR +3.250%), 3/29/2025	2,503,047
		TOTAL	7,484,320

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Financial Institutions—2.5%
$5,000,000		Edelman Financial Center, Term Loan—1st Lien, 5.59%, (3-month USLIBOR +3.250%), 7/19/2025	$5,051,050
2,000,000		Edelman Financial Center, Term Loan—2nd Lien, 9.09%, (3-month USLIBOR +6.750%), 7/20/2026	2,047,500
5,347,252		Sedgwick Claims Management Services, Inc., Term Loan—1st Lien, 4.99%, (3-month USLIBOR +2.750%), 2/28/2021	5,356,048
6,952,096		Sedgwick, Inc., Term Loan—2nd Lien, 7.99%, (3-month USLIBOR +5.750%), 2/28/2022	6,991,236
2,047,904		Sedgwick, Inc., Term Loan—2nd Lien, 8.06%, (3-month USLIBOR +5.750%), 2/28/2022	2,059,434
3,924,886		WEX, Inc., Term Loan—1st Lien, 4.47%, (3-month USLIBOR +2.250%), 7/1/2023	3,945,060
		TOTAL	25,450,328
		Food & Beverage—2.1%
1,398,994		Aramark Services, Inc., Term Loan—1st Lien, 4.08%, (3-month USLIBOR +1.750%), 3/11/2025	1,405,114
2,285,212		Aramark Services, Inc., Term Loan—1st Lien, 4.08%, (3-month USLIBOR +1.750%), 3/28/2024	2,292,708
5,805,919		Del Monte Foods, Inc., Term Loan—1st Lien, 5.56%, (3-month USLIBOR +3.250%), 2/18/2021	5,365,046
15,238		Del Monte Foods, Inc., Term Loan—1st Lien, 7.50%, (USPrime +2.250%), 2/18/2021	14,082
3,410,819		Pinnacle Foods Finance LLC, Term Loan—1st Lien, 3.85%, (3-month USLIBOR +1.750%), 2/3/2024	3,415,304
4,937,500		Post Holdings, Inc., Term Loan—1st Lien, 4.21%, (3-month USLIBOR +2.000%), 5/24/2024	4,945,425
3,802,475		U.S. Foodservice, Inc., Term Loan—1st Lien, 4.24%, (3-month USLIBOR +2.000%), 6/27/2023	3,821,031
		TOTAL	21,258,710
		Gaming—4.8%
1,207,672		Affinity Gaming LLC, Term Loan—1st Lien, 5.49%, (3-month USLIBOR +3.500%), 7/1/2023	1,205,257
3,000,000		Affinity Gaming LLC, Term Loan—2nd Lien, 10.49%, (3-month USLIBOR +8.250%), 1/31/2025	2,943,750
1,823,138		Boyd Gaming Corp., Term Loan—1st Lien, 4.42%, (3-month USLIBOR +2.500%), 9/15/2023	1,834,843
5,955,000		Caesars Entertainment Corp., Term Loan—1st Lien, 4.24%, (3-month USLIBOR +2.000%), 10/6/2024	5,959,675
6,451,250		Caesars Resort Collection, Term Loan—1st Lien, 4.99%, (3-month USLIBOR +2.750%), 12/22/2024	6,493,828
1,235,173		Eldorado Resorts, Inc., Term Loan—1st Lien, 4.38%, (3-month USLIBOR +2.250%), 4/17/2024	1,242,639
1,100,690		Eldorado Resorts, Inc., Term Loan—1st Lien, 4.44%, (3-month USLIBOR +2.250%), 4/17/2024	1,107,343
303,448		Eldorado Resorts, Inc., Term Loan—1st Lien, 4.44%, (3-month USLIBOR +2.250%), 4/17/2024	305,283
1,982,513		Golden Entertainment, Inc., Term Loan—1st Lien, 5.25%, (3-month USLIBOR +3.000%), 10/20/2024	1,992,425
4,975,000		Las Vegas Sands Corp., Term Loan—1st Lien, 3.99%, (3-month USLIBOR +1.750%), 3/27/2025	4,976,294
7,738,101		Mohegan Tribal Gaming Authority, Term Loan—1st Lien, 6.24%, (3-month USLIBOR +4.000%), 10/13/2023	7,327,711
3,000,000		Penn National Gaming, Inc., Term Loan—1st Lien, 4.65%, (3-month USLIBOR +2.250%), 8/15/2025	3,019,875
585,000		Penn National Gaming, Inc., Term Loan—1st Lien, 4.74%, (3-month USLIBOR +2.500%), 1/19/2024	588,750
1,425,000		Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Term Loan—1st Lien, 5.09%, (3-month USLIBOR +2.750%), 5/14/2020	1,432,125
3,710,979		Star Group Holdings BV, Term Loan—1st Lien, 5.89%, (3-month USLIBOR +3.500%), 7/10/2025	3,750,185
279,021		Star Group Holdings BV, Term Loan—1st Lien, 5.89%, (3-month USLIBOR +3.500%), 7/10/2025	281,969
2,855,273		Station Casinos LLC, Term Loan—1st Lien, 4.75%, (3-month USLIBOR +2.500%), 6/8/2023	2,870,363
630,000		Tropicana Entertainment, Inc., Term Loan—1st Lien, 7.25%, (3-month USLIBOR +3.000%), 11/27/2020	633,150
		TOTAL	47,965,465
		Health Care—15.7%
2,847,941		Acadia Healthcare Co., Inc., Term Loan—1st Lien, 4.74%, (3-month USLIBOR +2.500%), 2/16/2023	2,871,308
4,347,205		Air Medical Group Holdings, Inc., Term Loan—1st Lien, 5.38%, (3-month USLIBOR +3.250%), 4/28/2022	4,285,887
2,481,250		Air Medical Group Holdings, Inc., Term Loan—1st Lien, 6.42%, (3-month USLIBOR +4.250%), 3/14/2025	2,474,799
7,940,000		Avantor, Inc., Term Loan—1st Lien, 6.24%, (3-month USLIBOR +4.000%), 11/22/2024	8,046,078
2,970,000		Carestream Dental LLC, Term Loan—1st Lien, 5.64%, (3-month USLIBOR +3.250%), 9/1/2024	2,970,936
1,635,321		Carestream Health, Inc., Term Loan—1st Lien, 6.24%, (3-month USLIBOR +4.000%), 6/7/2019	1,636,679
6,725,265		Carestream Health, Inc., Term Loan—2nd Lien, 10.74%, (3-month USLIBOR +8.500%), 12/7/2019	6,713,495
3,934,283		CHG Healthcare Services, Inc., Term Loan—1st Lien, 5.34%, (3-month USLIBOR +3.000%), 6/7/2023	3,963,180
2,208,343		CHG Healthcare Services, Inc., Term Loan—1st Lien, 5.24%, (3-month USLIBOR +3.000%), 6/7/2023	2,224,564
5,833,856		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 5.56%, (3-month USLIBOR +3.000%), 1/27/2021	5,770,763
1,000,000		Concentra, Inc., Term Loan—1st Lien, 4.86%, (3-month USLIBOR +2.750%), 6/1/2022	1,008,125
4,944,962		Endo Luxembourg Finance, Term Loan—1st Lien, 6.49%, (3-month USLIBOR +4.250%), 4/27/2024	4,985,659

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Health Care—continued
$10,000,000		Enterprise Merger Sub., Inc., Term Loan—1st Lien, 6.08%, (3-month USLIBOR +3.750%), 10/11/2025	$9,975,000
4,235,219		Envision Healthcare Corp., Term Loan—1st Lien, 5.25%, (3-month USLIBOR +3.000%), 12/1/2023	4,241,656
6,397,550		Grifols Worldwide Operations USA, Inc., Term Loan—1st Lien, 4.42%, (3-month USLIBOR +2.250%), 1/31/2025	6,438,271
204,547		HCA, Inc., Term Loan—1st Lien, 3.99%, (3-month USLIBOR +1.750%), 3/18/2023	206,345
497,500		HCA, Inc., Term Loan—1st Lien, 4.24%, (3-month USLIBOR +2.000%), 3/13/2025	501,783
990,000		IMS Health, Inc., Term Loan—1st Lien, 4.39%, (3-month USLIBOR +2.000%), 1/18/2025	994,955
1,562,364		IMS Health, Inc., Term Loan—1st Lien, 4.39%, (3-month USLIBOR +2.000%), 3/7/2024	1,569,394
3,962,481		MH Sub I LLC, Term Loan—1st Lien, 5.92%, (3-month USLIBOR +3.750%), 9/15/2024	3,994,359
4,000,000		MH Sub I LLC, Term Loan—2nd Lien, 9.67%, (3-month USLIBOR +7.500%), 9/15/2025	4,050,020
7,135,654		MPH Acquisition Holdings LLC, Term Loan—1st Lien, 5.14%, (3-month USLIBOR +3.000%), 6/7/2023	7,158,773
3,451,986		Ortho-Clinical Diagnostics, Inc., Term Loan—1st Lien, 5.49%, (3-month USLIBOR +3.250%), 6/30/2025	3,468,382
962,241		Ortho-Clinical Diagnostics, Inc., Term Loan—1st Lien, 5.49%, (3-month USLIBOR +3.250%), 6/30/2025	966,812
5,202,848		Ortho-Clinical Diagnostics, Inc., Term Loan—1st Lien, 5.49%, (3-month USLIBOR +3.250%), 6/30/2025	5,227,562
1,450,294		Ortho-Clinical Diagnostics, Inc., Term Loan—1st Lien, 5.49%, (3-month USLIBOR +3.250%), 6/30/2025	1,457,183
4,975,000		Osteon Merger Subsidiary, Inc., Term Loan—1st Lien, 5.99%, (3-month USLIBOR +3.750%), 2/14/2025	4,999,900
4,300,000		PCI Pharma Services, Term Loan—1st Lien, 6.39%, (3-month USLIBOR +4.000%), 6/30/2023	4,320,167
3,000,000		PCI Pharma Services, Term Loan—2nd Lien, 11.14%, (3-month USLIBOR +8.750%), 7/1/2024	3,000,000
3,910,000		Precyse Acquisition Corp., Term Loan—1st Lien, 6.74%, (3-month USLIBOR +4.500%), 10/20/2022	3,944,212
3,637,838		Press Ganey Holdings, Inc., Term Loan—1st Lien, 4.99%, (3-month USLIBOR +2.750%), 10/23/2023	3,657,173
1,348,321		Press Ganey Holdings, Inc., Term Loan—2nd Lien, 8.74%, (3-month USLIBOR +7.250%), 10/21/2024	1,361,804
3,635,065		Radnet Management, Inc., Term Loan—1st Lien, 6.09%, (3-month USLIBOR +3.750%), 7/1/2023	3,664,600
8,233,209		SteriGenics—Nordion Holdings LLC, Term Loan - 1st Lien, 5.24%, (3-month USLIBOR +3.000%), 5/15/2022	8,255,480
4,942,531		Surgery Center Holdings, Inc., Term Loan—1st Lien, 5.57%, (3-month USLIBOR +3.250%), 8/31/2024	4,950,242
9,869,836		Team Health Holdings, Inc., Term Loan—1st Lien, 4.99%, (3-month USLIBOR +2.750%), 2/6/2024	9,616,922
2,083,948		Tecomet, Inc., Term Loan—1st Lien, 5.62%, (3-month USLIBOR +3.500%), 5/1/2024	2,094,368
2,475,000		UIC Merger Subsidiary, Inc., Term Loan—1st Lien, 5.49%, (3-month USLIBOR +3.250%), 8/31/2024	2,482,116
250,000		UIC Merger Subsidiary, Inc., Term Loan—1st Lien, 9.24%, (3-month USLIBOR +7.000%), 8/30/2025	251,173
890,441		Vizient, Inc., Term Loan—1st Lien, 4.99%, (3-month USLIBOR +2.750%), 2/13/2023	894,893
6,000,000		VVC Holding Corp., Term Loan—1st Lien, 6.40%, (3-month USLIBOR +3.750%), 7/10/2025	5,932,500
		TOTAL	156,627,518
		Independent Energy—1.7%
3,000,000		California Resources Corp., Term Loan—1st Lien, 12.62%, (3-month USLIBOR +10.375%), 12/31/2021	3,337,500
3,000,000		California Resources Corp., Term Loan—1st Lien, 6.96%, (3-month USLIBOR +4.750%), 12/31/2022	3,058,740
1,891,882		Fieldwood Energy LLC, Term Loan—1st Lien, 7.49%, (3-month USLIBOR +5.250%), 4/11/2022	1,907,490
3,350,000		Fieldwood Energy LLC, Term Loan—2nd Lien, 9.49%, (3-month USLIBOR +7.250%), 4/11/2023	3,262,062
1,128,205		Ultra Resources, Inc., Term Loan—1st Lien, 5.17%, (3-month USLIBOR +3.000%), 4/12/2024	1,019,852
3,384,615		Ultra Resources, Inc., Term Loan—1st Lien, 5.17%, (3-month USLIBOR +3.000%), 4/12/2024	3,059,557
987,180		Ultra Resources, Inc., Term Loan—1st Lien, 5.17%, (3-month USLIBOR +3.000%), 4/12/2024	892,371
		TOTAL	16,537,572
		Industrial - Other—2.1%
1,813,030		Accudyne Industries Borrower SCA, Term Loan—1st Lien, 5.24%, (3-month USLIBOR +3.250%), 8/18/2024	1,822,322
1,995,000		EPV Merger Subsidiary, Inc., Term Loan—1st Lien, 5.49%, (3-month USLIBOR +3.250%), 3/9/2025	1,997,504
1,561,650		EPV Merger Subsidiary, Inc., Term Loan—2nd Lien, 9.49%, (3-month USLIBOR +7.250%), 3/9/2026	1,563,602
994,994		Excelitas Technologies, Term Loan—1st Lien, 5.89%, (3-month USLIBOR +3.500%), 12/4/2024	1,003,391
1,500,000		Excelitas Technologies, Term Loan—2nd Lien, 9.97%, (3-month USLIBOR +7.500%), 12/1/2025	1,523,753
8,955,000		Filtration Group Corp., Term Loan—1st Lien, 5.24%, (3-month USLIBOR +3.000%), 3/29/2025	9,028,565
1,454,116		Greenrock Finance, Inc., Term Loan—1st Lien, 5.74%, (3-month USLIBOR +3.500%), 6/28/2024	1,459,874
1,523,384		Greenrock Finance, Inc., Term Loan—1st Lien, 5.74%, (3-month USLIBOR +3.500%), 6/28/2024	1,529,417

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Industrial - Other—continued
$1,536,111		KAR Auction Services, Inc., Term Loan—1st Lien, 4.94%, (3-month USLIBOR +2.500%), 3/9/2023	$1,545,712
		TOTAL	21,474,140
		Insurance - P&C—5.0%
2,312,756		AmWINS Group, Inc., Term Loan—1st Lien, 4.99%, (3-month USLIBOR +2.750%), 1/25/2024	2,324,562
679,630		AmWINS Group, Inc., Term Loan—1st Lien, 4.87%, (3-month USLIBOR +2.750%), 1/25/2024	683,100
6,390,963		AssuredPartners, Inc., Term Loan—1st Lien, 5.47%, (3-month USLIBOR +3.250%), 10/22/2024	6,414,930
2,875,773		Asurion LLC, Term Loan—1st Lien, 5.24%, (3-month USLIBOR +2.750%), 11/3/2023	2,900,490
4,987,500		Asurion LLC, Term Loan—1st Lien, 5.24%, (3-month USLIBOR +3.000%), 11/3/2024	5,028,422
5,000,000		Asurion LLC, Term Loan—2nd Lien, 8.74%, (3-month USLIBOR +6.000%), 8/4/2025	5,148,450
9,975,000		Hub International Ltd., Term Loan—1st Lien, 5.34%, (3-month USLIBOR +3.000%), 4/25/2025	10,007,319
8,135,623		NFP Corp., Term Loan—1st Lien, 5.22%, (3-month USLIBOR +3.000%), 1/8/2024	8,144,776
9,656,231		USI, Inc./NY, Term Loan—1st Lien, 5.39%, (3-month USLIBOR +3.000%), 5/16/2024	9,671,922
		TOTAL	50,323,971
		Leisure—1.0%
1,970,000		AMC Entertainment Holdings, Inc., Term Loan—1st Lien, 4.38%, (3-month USLIBOR +2.250%), 12/15/2023	1,973,280
980,000		Cedar Fair LP, Term Loan—1st Lien, 3.99%, (3-month USLIBOR +1.750%), 4/13/2024	986,532
6,080,768		Hoya Midco LLC, Term Loan—1st Lien, 5.72%, (3-month USLIBOR +3.500%), 6/30/2024	6,057,964
1,345,432		Hoya Midco LLC, Term Loan—1st Lien, 5.72%, (3-month USLIBOR +3.500%), 6/30/2024	1,340,387
		TOTAL	10,358,163
		Lodging—1.9%
4,927,563		Belmond Interfin Ltd., Term Loan—1st Lien, 4.99%, (3-month USLIBOR +2.750%), 7/3/2024	4,939,882
2,947,500		Four Seasons Hotels Ltd., Term Loan—1st Lien, 4.24%, (3-month USLIBOR +2.000%), 11/30/2023	2,953,498
1,872,113		Hilton Worldwide Finance LLC, Term Loan—1st Lien, 3.97%, (3-month USLIBOR +1.750%), 10/25/2023	1,882,644
4,966,250		Intrawest Resorts Holdings, Inc., Term Loan—1st Lien, 5.24%, (3-month USLIBOR +3.000%), 7/31/2024	4,981,149
3,950,000		RHP Hotel Properties LP, Term Loan—1st Lien, 4.34%, (3-month USLIBOR +2.000%), 5/11/2024	3,959,381
500,000		Wyndham Hotels & Resorts, Inc., Term Loan—1st Lien, 3.99%, (3-month USLIBOR +1.750%), 5/30/2025	501,980
		TOTAL	19,218,534
		Media Entertainment—5.1%
1,104,764		AVSC Holding Corp., Term Loan—1st Lien, 5.46%, (3-month USLIBOR +3.250%), 3/1/2025	1,099,069
1,076,647		AVSC Holding Corp., Term Loan—1st Lien, 5.64%, (3-month USLIBOR +3.250%), 3/1/2025	1,071,097
1,801,083		AVSC Holding Corp., Term Loan—1st Lien, 5.59%, (3-month USLIBOR +3.250%), 3/1/2025	1,791,798
3,000,000		AVSC Holding Corp., Term Loan—2nd Lien, 9.59%, (3-month USLIBOR +7.250%), 9/1/2025	2,966,250
1,650,000		CBS Outdoor Americas Capital LLC/Corp., Term Loan—1st Lien, 4.08%, (3-month USLIBOR +2.000%), 3/16/2024	1,660,568
1,165,719		CBS Radio, Inc., Term Loan—1st Lien, 4.96%, (3-month USLIBOR +2.750%), 11/17/2024	1,158,119
8,457,500		Comet Bidco Ltd., Term Loan—1st Lien, 7.31%, (3-month USLIBOR +5.000%), 9/30/2024	8,312,158
990,000		E.W. Scripps Co., Term Loan—1st Lien, 4.24%, (3-month USLIBOR +2.000%), 10/2/2024	992,787
4,746,119		Emerald Expo Holdings, Inc., Term Loan—1st Lien, 4.99%, (3-month USLIBOR +2.750%), 5/22/2024	4,777,278
3,960,000		Entravision Communications Corp., Term Loan—1st Lien, 4.99%, (3-month USLIBOR +2.750%), 11/30/2024	3,918,757
746,250		Lamar Media Corp., Term Loan—1st Lien, 3.94%, (3-month USLIBOR +1.750%), 3/16/2025	750,604
1,093,750		Match Group, Inc., Term Loan—1st Lien, 4.67%, (3-month USLIBOR +2.500%), 11/16/2022	1,104,004
166,622		Mission Broadcasting, Inc., Term Loan—1st Lien, 4.76%, (3-month USLIBOR +2.500%), 1/17/2024	167,560
1,527,805		NEP/NCP Holdco, Inc., Term Loan—1st Lien, 5.49%, (3-month USLIBOR +3.250%), 7/21/2022	1,531,304
7,704,600		NEP/NCP Holdco, Inc., Term Loan—1st Lien, 5.67%, (3-month USLIBOR +3.250%), 7/21/2022	7,722,243
2,526,508		NEP/NCP Holdco, Inc., Term Loan—2nd Lien, 9.15%, (3-month USLIBOR +7.000%), 1/23/2023	2,535,982
1,187,690		Nexstar Broadcasting, Inc., Term Loan—1st Lien, 4.76%, (3-month USLIBOR +2.500%), 1/17/2024	1,194,371
982,563		Nielsen Finance LLC/Nielsen Finance Co., Term Loan—1st Lien, 4.13%, (3-month USLIBOR +2.000%), 10/4/2023	982,793
751,204		Tribune Media Co., Term Loan—1st Lien, 5.24%, (3-month USLIBOR +3.000%), 1/27/2024	754,490
60,271		Tribune Media Co., Term Loan—1st Lien, 5.24%, (3-month USLIBOR +3.000%), 12/27/2020	60,591
3,940,000		Urban One, Inc., Term Loan—1st Lien, 6.25%, (3-month USLIBOR +4.000%), 4/18/2023	3,866,933

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Media Entertainment—continued
$3,000,000		WMG Acquisition Corp., Term Loan—1st Lien, 4.37%, (3-month USLIBOR +2.125%), 11/1/2023	$3,000,420
		TOTAL	51,419,176
		Midstream—1.3%
1,528,598		EMG Utica LLC, Term Loan—1st Lien, 6.25%, (3-month USLIBOR +3.750%), 3/27/2020	1,538,786
4,684,311		Energy Transfer Equity LP, Term Loan—1st Lien, 4.24%, (3-month USLIBOR +2.000%), 2/2/2024	4,694,289
4,717,818		Gulf Finance LLC, Term Loan—1st Lien, 7.64%, (3-month USLIBOR +5.250%), 8/25/2023	3,981,508
2,776,667		Summit Midstream Holdings LLC, Term Loan—1st Lien, 8.24%, (3-month USLIBOR +6.000%), 5/13/2022	2,818,330
		TOTAL	13,032,913
		Oil Field Services—0.2%
2,379,518		Apergy Corp., Term Loan—1st Lien, 4.75%, (3-month USLIBOR +2.500%), 5/9/2025	2,395,877
		Packaging—4.5%
615,384		Anchor Glass Container Corp., Term Loan—1st Lien, 4.91%, (3-month USLIBOR +2.750%), 12/7/2023	555,726
367,178		Anchor Glass Container Corp., Term Loan—1st Lien, 5.14%, (3-month USLIBOR +2.750%), 12/7/2023	331,582
500,000		Anchor Glass Container Corp., Term Loan—2nd Lien, 9.91%, (3-month USLIBOR +7.750%), 12/7/2024	336,500
1,424,889		Berry Global, Inc., Term Loan—1st Lien, 3.94%, (3-month USLIBOR +1.750%), 2/8/2020	1,427,205
985,000		Berry Plastics Corp., Term Loan—1st Lien, 4.19%, (3-month USLIBOR +2.000%), 1/19/2024	987,256
14,857,424		BWay Corp., Term Loan—1st Lien, 5.58%, (3-month USLIBOR +3.250%), 4/3/2024	14,863,218
2,478,725		Charter Nex US, Inc., Term Loan—1st Lien, 5.24%, (3-month USLIBOR +3.000%), 5/17/2024	2,483,372
1,496,250		Crown Americas LLC, Term Loan—1st Lien, 4.16%, (3-month USLIBOR +2.000%), 4/3/2025	1,505,467
1,481,250		Flex Acquisition Co., Inc., Term Loan—1st Lien, 5.26%, (3-month USLIBOR +3.000%), 12/29/2023	1,482,383
4,000,000		Flex Acquisition Co., Inc., Term Loan—1st Lien, 5.51%, (3-month USLIBOR +3.250%), 6/29/2025	4,014,500
1,194,415		Fortress Merger Sub., Inc., Term Loan—1st Lien, 6.34%, (3-month USLIBOR +4.000%), 10/19/2023	1,137,680
67,649		Fortress Merger Sub., Inc., Term Loan—1st Lien, 6.34%, (3-month USLIBOR +4.000%), 10/19/2023	64,435
697,010		Fortress Merger Sub., Inc., Term Loan—1st Lien, 6.34%, (3-month USLIBOR +4.000%), 10/19/2023	663,902
5,926		Fortress Merger Sub., Inc., Term Loan—1st Lien, 6.10%, (3-month USLIBOR +4.000%), 10/19/2023	5,645
2,000,000		Fortress Merger Sub., Inc., Term Loan—2nd Lien, 10.84%, (3-month USLIBOR +8.500%), 10/21/2024	1,700,000
1,985,000		Multi-Color Corp., Term Loan—1st Lien, 4.49%, (3-month USLIBOR +2.250%), 10/31/2024	1,997,823
944,633		Reynolds Group Holdings, Inc., Term Loan—1st Lien, 4.99%, (3-month USLIBOR +2.750%), 2/5/2023	949,947
576,705		Reynolds Group Holdings, Inc., Term Loan—1st Lien, 4.99%, (3-month USLIBOR +2.750%), 2/5/2023	579,949
2,559,357		Reynolds Group Holdings, Inc., Term Loan—1st Lien, 4.99%, (3-month USLIBOR +2.750%), 2/5/2023	2,573,753
2,842,060		SIG Combibloc, Term Loan—1st Lien, 7.00%, (3-month USLIBOR +1.750%), 3/13/2022	2,849,947
320,087		SIG Combibloc, Term Loan—1st Lien, 7.00%, (3-month USLIBOR +1.750%), 3/13/2022	320,975
4,423,963		Trident TPI Holdings, Inc., Term Loan—1st Lien, 5.49%, (3-month USLIBOR +3.250%), 10/17/2024	4,416,597
		TOTAL	45,247,862
		Pharmaceuticals—3.1%
3,128,067		Bausch Health Cos, Inc., Term Loan—1st Lien, 5.10%, (3-month USLIBOR +3.250%), 6/1/2025	3,147,477
2,493,750		Iqvia, Inc., Term Loan—1st Lien, 4.14%, (3-month USLIBOR +1.750%), 6/11/2025	2,495,832
5,548,825		Jaguar Holding Co. II, Term Loan—1st Lien, 4.74%, (3-month USLIBOR +2.500%), 8/18/2022	5,559,867
5,323,822		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Term Loan—1st Lien, 5.14%, (3-month USLIBOR +2.750%), 9/24/2024	5,304,789
4,975,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Term Loan—1st Lien, 5.52%, (3-month USLIBOR +3.000%), 2/24/2025	4,985,124
6,937,481		Parexel International Corp., Term Loan—1st Lien, 4.99%, (3-month USLIBOR +3.000%), 9/27/2024	6,902,794
223,558		Syneos Health, Inc., Term Loan—1st Lien, 4.24%, (3-month USLIBOR +2.000%), 8/1/2024	224,169
972,476		Syneos Health, Inc., Term Loan—1st Lien, 4.24%, (3-month USLIBOR +2.000%), 8/1/2024	975,136
1,149,591		Syneos Health, Inc., Term Loan—1st Lien, 4.24%, (3-month USLIBOR +2.000%), 8/1/2024	1,152,735
		TOTAL	30,747,923
		Restaurants—0.9%
4,066,152		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan—1st Lien, 4.49%, (3-month USLIBOR +2.250%), 2/17/2024	4,073,268
3,299,790		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan—1st Lien, 4.49%, (3-month USLIBOR +2.250%), 2/17/2024	3,305,564

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Restaurants—continued
$1,470,187		KFC Holding Co., Term Loan—1st Lien, 3.92%, (3-month USLIBOR +1.750%), 4/3/2025	$1,473,870
		TOTAL	8,852,702
		Retailers—1.8%
1,736,875		Hanesbrands, Inc., Term Loan—1st Lien, 3.99%, (3-month USLIBOR +1.750%), 12/15/2024	1,748,825
2,831,250		JC Penney Corp., Inc., Term Loan—1st Lien, 6.57%, (3-month USLIBOR +4.250%), 6/23/2023	2,608,997
486,785		Michaels Stores, Inc., Term Loan—1st Lien, 4.66%, (3-month USLIBOR +2.500%), 1/28/2023	484,556
83,928		Michaels Stores, Inc., Term Loan—1st Lien, 4.71%, (3-month USLIBOR +2.500%), 1/28/2023	83,544
453,684		Michaels Stores, Inc., Term Loan—1st Lien, 4.74%, (3-month USLIBOR +2.500%), 1/28/2023	451,605
839,285		Michaels Stores, Inc., Term Loan—1st Lien, 4.74%, (3-month USLIBOR +2.500%), 1/28/2023	835,441
56,898		Party City Holdings, Inc., Term Loan—1st Lien, 5.00%, (3-month USLIBOR +2.750%), 8/19/2022	57,376
366,431		Party City Holdings, Inc., Term Loan—1st Lien, 5.00%, (3-month USLIBOR +2.750%), 8/19/2022	369,505
568,426		Party City Holdings, Inc., Term Loan—1st Lien, 5.00%, (3-month USLIBOR +2.750%), 8/19/2022	573,195
61,652		Party City Holdings, Inc., Term Loan—1st Lien, 5.00%, (3-month USLIBOR +2.750%), 8/19/2022	62,169
1,041,430		Party City Holdings, Inc., Term Loan—1st Lien, 5.28%, (3-month USLIBOR +2.750%), 8/19/2022	1,050,168
2,925,000		PETCO Animal Supplies, Inc., Term Loan—1st Lien, 5.59%, (3-month USLIBOR +3.000%), 1/26/2023	2,379,868
2,479,975		Sally Holdings LLC, Term Loan—1st Lien, 4.49%, (3-month USLIBOR +2.250%), 7/5/2024	2,467,575
1,627,705		Talbots, Inc., Term Loan—1st Lien, 6.74%, (3-month USLIBOR +4.500%), 3/19/2020	1,604,306
2,998,060		Talbots, Inc., Term Loan—2nd Lien, 10.74%, (3-month USLIBOR +8.500%), 3/19/2021	2,930,604
		TOTAL	17,707,734
		Services—1.2%
3,894,079		Acosta Holdco, Inc., Term Loan—1st Lien, 5.49%, (3-month USLIBOR +3.250%), 9/26/2021	2,918,125
3,982,493		Altran Technologies SA, Term Loan—1st Lien, 4.59%, (3-month USLIBOR +2.750%), 3/21/2025	3,997,926
4,938,193		USIC Holdings, Inc., Term Loan—1st Lien, 5.49%, (3-month USLIBOR +3.250%), 12/9/2023	4,976,266
		TOTAL	11,892,317
		Supermarkets—0.5%
4,464,865		Albertsons LLC, Term Loan—1st Lien, 5.31%, (3-month USLIBOR +3.000%), 6/22/2023	4,470,915
		Technology—17.9%
3,998,890		Aerial Merger Subsidiary, Inc., Term Loan—2nd Lien, 10.24%, (3-month USLIBOR +8.000%), 8/8/2025	3,978,895
251,790		Almonde, Inc., Term Loan—1st Lien, 5.89%, (3-month USLIBOR +3.500%), 6/13/2024	252,262
1,355,969		Almonde, Inc., Term Loan—1st Lien, 5.89%, (3-month USLIBOR +3.500%), 6/13/2024	1,358,512
276,692		Almonde, Inc., Term Loan—1st Lien, 5.89%, (3-month USLIBOR +3.500%), 6/13/2024	277,211
1,500,000		Almonde, Inc., Term Loan—2nd Lien, 9.64%, (3-month USLIBOR +7.250%), 6/13/2025	1,490,160
3,960,000		Applied Systems, Inc., Term Loan—1st Lien, 5.39%, (3-month USLIBOR +3.250%), 9/19/2024	3,987,779
4,957,513		Avaya, Inc., Term Loan—1st Lien, 6.41%, (3-month USLIBOR +4.250%), 12/15/2024	5,007,484
7,000,000		Banff Merger Subsidiary, Inc., Term Loan—1st Lien, 6.40%, (3-month USLIBOR +4.000%), 9/1/2025	7,076,335
4,043,994		BMC Software, Inc., Term Loan—1st Lien, 5.49%, (3-month USLIBOR +3.250%), 9/10/2022	4,088,640
3,950,000		CCC Information Services, Inc., Term Loan—1st Lien, 5.25%, (3-month USLIBOR +3.000%), 4/27/2024	3,971,231
3,000,000		CCC Information Services, Inc., Term Loan—2nd Lien, 8.99%, (3-month USLIBOR +6.750%), 4/27/2025	3,029,070
1,891,481		CDW LLC, Term Loan—1st Lien, 4.00%, (3-month USLIBOR +1.750%), 8/17/2023	1,899,226
2,000,000		CIENA Corp., Term Loan—1st Lien, 4.40%, (3-month USLIBOR +2.000%), 9/26/2025	2,011,250
778,000		CommScope, Inc., Term Loan—1st Lien, 4.24%, (3-month USLIBOR +2.000%), 12/29/2022	782,540
1,000,000		Compuware Corp., Term Loan—1st Lien, 5.71%, (3-month USLIBOR +4.000%), 8/23/2025	1,009,580
1,488,750		DELL International LLC, Term Loan—1st Lien, 4.25%, (3-month USLIBOR +2.000%), 9/7/2023	1,493,529
2,599,748		Diebold, Inc., Term Loan—1st Lien, 4.94%, (3-month USLIBOR +2.750%), 11/6/2023	2,243,908
2,000,000		Dynatrace LLC, Term Loan—1st Lien, 5.47%, (3-month USLIBOR +3.500%), 8/23/2025	2,015,420
1,000,000		Dynatrace LLC, Term Loan—2nd Lien, 9.22%, (3-month USLIBOR +7.500%), 8/23/2026	1,015,000
7,000,000		Financial & Risk US Holdings, Inc., Term Loan—1st Lien, 6.40%, (3-month USLIBOR +4.000%), 9/17/2025	6,992,720
2,496,909		First Data Corp., Term Loan—1st Lien, 4.21%, (3-month USLIBOR +2.250%), 4/26/2024	2,501,803
3,007,188		First Data Corp., Term Loan—1st Lien, 4.21%, (3-month USLIBOR +2.250%), 7/10/2022	3,015,217

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$4,411,823		Hyland Software, Inc., Term Loan—1st Lien, 5.49%, (3-month USLIBOR +3.250%), 7/1/2022	$4,447,051
4,500,000		Hyland Software, Inc., Term Loan—2nd Lien, 9.24%, (3-month USLIBOR +7.000%), 7/7/2025	4,578,750
2,072,167		Infor US, Inc., Term Loan—1st Lien, 5.14%, (3-month USLIBOR +2.750%), 2/1/2022	2,080,259
2,427,171		Informatica Corp., Term Loan—1st Lien, 5.49%, (3-month USLIBOR +3.250%), 8/6/2022	2,449,161
5,000,000		Inovalon Holdings, Inc., Term Loan—1st Lien, 5.63%, (3-month USLIBOR +3.500%), 4/2/2025	5,015,625
3,203,922		Ivanti Software, Inc., Term Loan—1st Lien, 6.33%, (3-month USLIBOR +4.250%), 1/20/2024	3,234,615
2,777,484		JD Power & Associates, Term Loan—1st Lien, 6.49%, (3-month USLIBOR +4.250%), 9/7/2023	2,795,718
659,922		JD Power & Associates, Term Loan—1st Lien, 6.49%, (3-month USLIBOR +4.250%), 9/7/2023	664,254
1,333,333		JD Power & Associates, Term Loan—2nd Lien, 10.74%, (3-month USLIBOR +8.500%), 9/7/2024	1,340,000
2,812,500		Kemet Corp., Term Loan—1st Lien, 8.22%, (3-month USLIBOR +6.000%), 4/28/2024	2,868,750
4,925,343		Kronos, Inc., Term Loan—1st Lien, 5.34%, (3-month USLIBOR +3.000%), 11/1/2023	4,955,831
3,500,000		Kronos, Inc., Term Loan—2nd Lien, 10.59%, (3-month USLIBOR +8.250%), 11/1/2024	3,590,633
2,000,000		Landesk Software Group, Inc., Term Loan—2nd Lien, 11.08%, (3-month USLIBOR +9.000%), 1/20/2025	1,941,670
5,000,000		Lumentum Holdings, Inc., Term Loan—1st Lien, 4.90%, (3-month USLIBOR +2.500%), 8/8/2025	5,050,000
1,138,750		Microchip Technology, Inc., Term Loan—1st Lien, 4.24%, (3-month USLIBOR +2.000%), 5/29/2025	1,140,766
1,000,000		MLN US Holdco LLC, Term Loan—1st Lien, 6.90%, (3-month USLIBOR +4.500%), 7/13/2025	1,011,565
1,000,000		MLN US Holdco LLC, Term Loan—2nd Lien, 11.15%, (3-month USLIBOR +8.750%), 7/13/2026	993,330
3,955,025		NeuStar, Inc., Term Loan—1st Lien, 5.74%, (3-month USLIBOR +3.500%), 8/8/2024	3,967,741
1,387,895		ON Semiconductor Corp., Term Loan—1st Lien, 3.99%, (3-month USLIBOR +1.750%), 3/31/2023	1,391,455
2,385,152		Optiv Security, Inc., Term Loan—1st Lien, 5.50%, (3-month USLIBOR +3.250%), 2/1/2024	2,326,262
4,000,000		Optiv Security, Inc., Term Loan—2nd Lien, 9.50%, (3-month USLIBOR +7.250%), 2/1/2025	3,880,000
1,995,000		Ping Identity Corp., Term Loan—1st Lien, 5.99%, (3-month USLIBOR +3.750%), 1/25/2025	2,003,728
2,992,500		Project Deep Blue Holdings LLC, Term Loan—1st Lien, 5.41%, (3-month USLIBOR +3.250%), 2/12/2025	3,002,779
1,000,000		Project Deep Blue Holdings LLC, Term Loan—2nd Lien, 9.41%, (3-month USLIBOR +7.250%), 2/12/2026	1,013,750
5,885,175		Rackspace Hosting, Inc., Term Loan—1st Lien, 5.35%, (3-month USLIBOR +3.000%), 11/3/2023	5,818,055
5,875,824		Riverbed Technology, Inc., Term Loan—1st Lien, 5.50%, (3-month USLIBOR +3.250%), 4/24/2022	5,875,472
5,985,000		RL Merger Subsidiary, Inc., Term Loan—1st Lien, 5.49%, (3-month USLIBOR +3.250%), 5/30/2025	5,985,928
2,000,000		RL Merger Subsidiary, Inc., Term Loan—2nd Lien, 9.24%, (3-month USLIBOR +7.000%), 5/29/2026	1,998,750
4,467,550		Rocket Software, Inc., Term Loan—1st Lien, 6.14%, (3-month USLIBOR +3.750%), 10/14/2023	4,511,310
1,500,000		Rocket Software, Inc., Term Loan—2nd Lien, 11.89%, (3-month USLIBOR +9.500%), 10/14/2024	1,519,695
1,965,000		RP Crown Parent LLC, Term Loan—1st Lien, 4.99%, (3-month USLIBOR +2.750%), 10/12/2023	1,977,281
806,701		Sabre GLBL, Inc., Term Loan—1st Lien, 4.24%, (3-month USLIBOR +2.000%), 2/22/2024	810,061
3,000,000		Severin Acquisition LLC, Term Loan—1st Lien, 5.35%, (3-month USLIBOR +3.250%), 8/1/2025	3,005,625
1,980,013		Solarwinds Holdings, Inc., Term Loan—1st Lien, 5.24%, (3-month USLIBOR +3.000%), 2/5/2024	1,993,902
3,932,563		Tempo Acquisition LLC, Term Loan—1st Lien, 5.24%, (3-month USLIBOR +3.000%), 5/1/2024	3,952,580
5,338,282		Tibco Software, Inc., Term Loan—1st Lien, 5.75%, (3-month USLIBOR +3.500%), 12/4/2020	5,368,870
4,772,170		Trans Union LLC, Term Loan—1st Lien, 4.24%, (3-month USLIBOR +2.000%), 4/9/2023	4,788,586
1,995,000		Trans Union LLC, Term Loan—1st Lien, 4.24%, (3-month USLIBOR +2.000%), 6/19/2025	2,003,519
4,296,538		TTM Technologies, Term Loan—1st Lien, 4.76%, (3-month USLIBOR +2.500%), 9/28/2024	4,318,021
		TOTAL	179,169,120
		Utility - Electric—0.9%
3,669,234		Calpine Construction Finance Co., Term Loan—1st Lien, 4.74%, (3-month USLIBOR +2.500%), 1/15/2025	3,675,454
982,500		Dayton Power & Light Co., Term Loan—1st Lien, 4.25%, (3-month USLIBOR +2.000%), 8/24/2022	984,956
1,063,171		Vistra Operations Co., LLC, Term Loan—1st Lien, 4.24%, (3-month USLIBOR +2.000%), 12/31/2025	1,065,632
2,926,829		Vistra Operations Co., LLC, Term Loan—1st Lien, 4.16%, (3-month USLIBOR +2.000%), 12/31/2025	2,933,605
		TOTAL	8,659,647
		Wireless Communications—0.8%
7,880,000		Sprint Communications, Inc., Term Loan—1st Lien, 4.75%, (3-month USLIBOR +2.500%), 2/2/2024	7,909,550
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $967,103,805)	969,113,422

Principal Amount or Shares		Value
	EXCHANGE-TRADED FUND—2.8%
1,225,000	Invesco Senior Loan ETF (IDENTIFIED COST $27,980,238)	$28,383,250
	INVESTMENT COMPANY—4.9%
49,132,135	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.18%[2] (IDENTIFIED COST $49,140,800)	49,141,961
	TOTAL INVESTMENT IN SECURITIES—104.6% (IDENTIFIED COST $1,044,224,843)	1,046,638,633
	OTHER ASSETS AND LIABILITIES - NET—(4.6)%[3]	(46,335,771)
	TOTAL NET ASSETS—100%	$1,000,302,862
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 6/30/2018	13,725,905
Purchases/Additions	77,926,928
Sales/Reductions	(42,520,698)
Balance of Shares Held 9/30/2018	49,132,135
Value	$49,141,961
Change in Unrealized Appreciation/Depreciation	$994
Net Realized Gain/(Loss)	$1,411
Dividend Income	$221,759
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities and floating rate loans are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable nputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$969,113,422	$—	$969,113,422
Exchange-Traded Fund	28,383,250	—	—	28,383,250
Investment Company	49,141,961	—	—	49,141,961
TOTAL SECURITIES	$77,525,211	$969,113,422	$—	$1,046,638,633
The following acronyms are used throughout this portfolio:
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date November 20, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 20, 2018